Income Taxes - Summary of Income Tax (Expense) Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0
State	(5)	(3)
Foreign	0	0
Total current	(5)	(3)
Deferred:
Federal	1,187	77
State	664	31
Foreign	0	0
Total deferred	1,851	108
Income tax benefit	$ 1,846	$ 105